COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			6 Months Ended	9 Months Ended
	Aug. 11, 2025	Aug. 01, 2025	Jun. 30, 2026	Dec. 31, 2025
D Boral A R C Acquisition I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued				50,000,000
Over-Allotment Option [Member] | D Boral A R C Acquisition I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Option granted				3,750,000
Sale of units in initial public offering	3,000,000	3,750,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 30,000,000
Number of share issued		1,000,000
Over-Allotment Option [Member] | D Boral A R C Acquisitions I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Option granted			3,750,000
Sale of units in initial public offering	3,000,000	3,750,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 30,000,000
Number of share issued		1,000,000
IPO [Member] | D Boral A R C Acquisition I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		25,000,000
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 250,000,000
IPO [Member] | D Boral A R C Acquisition I Corp [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued		1,000,000		1,000,000
IPO [Member] | D Boral A R C Acquisitions I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		25,000,000
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 250,000,000
IPO [Member] | D Boral A R C Acquisitions I Corp [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued		1,000,000	1,000,000